Property, plant and equipment and intangible assets (Tables)	6 Months Ended
Jun. 30, 2021
Property, plant and equipment and intangible assets [abstract]
Property, plant and equipment [text block]
(in USD million)	Property, plant and equipment	Intangible assets

Carrying amount at 31 December 2020	65,672	8,148
Additions through business combinations	4	106
Additions	3,429	166
Transfers	1,467	(1,467)
Disposals and reclassifications	45	(12)
Transferred to assets classified as held for sale	(281)	(0)
Expensed exploration expenditures and net impairment losses	-	(89)
Depreciation, amortisation and net impairment losses	(4,890)	(18)
Foreign currency translation effects	(73)	(5)

Carrying amount at 30 June 2021	65,373	6,829

Impairments [text block]
Second quarter	Property, plant and equipment		Intangible assets		Total
(in USD million)	2021	2020	2021	2020	2021	2020

Producing and development assets	(390)	263	0	0	(390)	263
Goodwill	-	-	0	0	0	0
Other intangible assets	-	-	1	0	1	0
Acquisition costs related to oil and gas prospects	-	-	113	111	113	111

Total net impairment loss/(reversal) recognised	(390)	263	114	111	(276)	374

First half	Property, plant and equipment		Intangible assets		Total
(in USD million)	2021	2020	2021	2020	2021	2020

Producing and development assets	21	2,379	12	277	33	2,656
Goodwill	-	-	1	1	1	1
Other intangible assets	-	-	1	0	1	0
Acquisition costs related to oil and gas prospects	-	-	117	170	117	170

Total net impairment loss/(reversal) recognised	21	2,379	131	448	152	2,827